Investment Advisers
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company
225 High Ridge Road
Stamford, CT 06905

Transfer Agent
Boston Financial Data Services, Inc.
66 Brooks Drive
Braintree, MA 02184
(800) 881-9358

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


[LOGO] Excelsior Funds
   Advised by U.S. Trust


                                 Institutional
                                  MONEY FUND


                                 Annual Report
                                March 31, 2003

                            LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

May 30, 2003

Dear Shareholder:

On many levels, the fiscal year ended March 31, 2003 proved to be a highly challenging one.

Coping with the social, political and economic aftershocks of the September 11, 2001 terrorist attacks, the President implemented a Homeland Security Office and the United States continued its international war on terrorism and was actively engaged in a conflict with Iraq as the fiscal year came to a close. In the financial markets, corporate profits continued to fall and investors, already shaken by a series of corporate governance and accounting scandals, were leery about whether an economic recovery would be possible in the near-term. The Federal Reserve has continued to keep a close eye on the sputtering drivers of the U.S. economy, however, keeping short-term interest rates at historically low levels. In this environment, equity returns, both domestically and abroad, suffered for the third consecutive year. For many investors, the appropriate response to these conditions was to seek the relative safety of bonds and money market investments where returns--while modest--were at least positive.

In the near-term, there remains uncertainty as to the timing and breadth of an economic recovery here at home. Still, from a long-term perspective, we are confident in the ability of the U.S. economy and businesses to rebound--and provide reasonable returns to investors. In all times, but particularly during times of uncertainty, maintaining portfolio diversification and a sound investment plan continue to be the best ways for investors to pursue their investment objectives.

As always, we appreciate your confidence in selecting Excelsior to fulfill your investment needs. We remain committed to providing you with first-class investment products and are confident that our broad array of domestic and international equity as well as taxable and tax-exempt fixed-income funds will help you to meet your overall financial objectives.

                                          Sincerely,

                                          /s/  James L. Bailey

                                          James L. Bailey
                                          President

Excelsior Funds, Inc.
Portfolio of Investments
March 31, 2003

Money Fund

 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
------------                                                    ----  ------------
CERTIFICATE OF DEPOSIT -- 4.28%
$100,000,000 Canadian Imperial Bank of Commerce,
              06/30/03 (Cost $100,000,000)..................... 1.24% $100,000,000

                                                                      ------------
COMMERCIAL PAPER -- 40.39%
  55,000,000 American Express, Discount Note, 04/02/03......... 1.29    54,998,029
  50,000,000 Coca-Cola Co., Discount Note, 06/13/03............ 1.20    49,878,333
 100,000,000 Falcon Asset Securities Corp., Discount Note,
              04/03/03......................................... 1.27    99,992,945
 100,000,000 General Electric Co., Discount Note, 05/13/03..... 1.23    99,856,500
 100,000,000 Goldman Sachs Group Inc., Discount Note, 08/06/03. 1.27    99,551,972
 100,000,000 Halifax, plc, Discount Note, 04/10/03............. 1.28    99,968,000
 100,000,000 Household Finance Corp., Discount Note, 04/16/03.. 1.63    99,932,083
  40,000,000 International Lease Finance, Co., Discount Note,
              06/23/03......................................... 1.15    39,893,945
 100,000,000 Merck & Co., Discount Note, 05/01/03.............. 1.22    99,898,333
 100,000,000 Morgan Stanley, Discount Note, 05/21/03........... 1.23    99,829,167
 100,000,000 New Center Asset Trust, Discount Note, 06/11/03... 1.20    99,763,333

                                                                      ------------
             TOTAL COMMERCIAL PAPER (Cost $943,562,640)........        943,562,640

                                                                      ------------
CORPORATE BONDS -- 4.29%
  45,000,000 #American Express Credit, MTN, Series B, 11/10/03. 1.40    45,023,804
  55,000,000 #International Lease Finance Corp., MTN, Series
              M, 11/03/03...................................... 2.25    55,230,327

                                                                      ------------
             TOTAL CORPORATE BONDS (Cost $100,254,131).........        100,254,131

                                                                      ------------

 Principal                                                                Value
  Amount                                                        Rate     (Note 1)
------------                                                    ----  --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 50.20%
             Federal Home Loan Bank, Discount Note,
$200,000,000  05/16/03......................................... 1.15% $  199,712,500
 200,000,000  06/13/03......................................... 1.15     199,535,639
             Federal Home Loan Mortgage Corporation, Discount
              Note,
 100,000,000  06/12/03......................................... 1.15      99,770,000
 100,000,000  06/27/03......................................... 1.23      99,702,750
             Federal National Mortgage Association, Discount
              Note,
 200,000,000  05/28/03......................................... 1.24     199,607,333
 300,000,000  06/04/03......................................... 1.23     299,344,000
  75,000,000 Student Loan Marketing Association, 04/01/03...... 1.05      75,000,000

                                                                      --------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost
              $1,172,672,222)..................................        1,172,672,222

                                                                      --------------
  Shares
------------
OTHER SHORT-TERM INVESTMENT -- 0.94%
  21,926,356 Dreyfus Government Cash Management Fund (Cost
              $21,926,356).....................................           21,926,356

                                                                      --------------

TOTAL INVESTMENTS (Cost $2,338,415,349*).......... 100.10% $2,338,415,349
OTHER ASSETS & LIABILITIES (NET)..................  (0.10)     (2,437,713)
                                                   ------  --------------
NET ASSETS........................................ 100.00% $2,335,977,636
                                                   ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of March 31, 2003. Discount Note--The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.
MTN--Medium Term Note
plc--public limited company

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Money Fund
Statement of Assets and Liabilities
March 31, 2003


Assets:
 Investments, at cost -- see accompanying portfolio.... $2,338,415,349
                                                        ==============
 Investments, at value (Note 1)........................ $2,338,415,349
 Interest receivable...................................        355,461
 Receivable for fund shares sold.......................            100
                                                        --------------
   Total Assets........................................  2,338,770,910
Liabilities:
 Payable for dividends declared........................      1,822,322
 Investment advisory fees payable (Note 2).............         69,954
 Administration fees payable (Note 2)..................        226,763
 Shareholder servicing fees payable (Note 2)...........        397,399
 Directors' fees payable (Note 2)......................          6,353
 Accrued expenses and other payables...................        270,483
                                                        --------------
   Total Liabilities...................................      2,793,274
                                                        --------------
Net Assets............................................. $2,335,977,636
                                                        ==============
Net Assets Consist of:
 Accumulated net realized (loss) on investments........ $      (27,148)
 Par value (Note 4)....................................      2,336,201
 Paid-in capital in excess of par value................  2,333,668,583
                                                        --------------
Total Net Assets....................................... $2,335,977,636
                                                        ==============
Net Assets:
 Shares................................................ $1,787,851,507
 Institutional Shares..................................    548,126,129
Shares of Common Stock Outstanding (Note 4):
 Shares................................................  1,788,079,720
 Institutional Shares..................................    548,121,035
Net Asset Value Per Share:
 Shares................................................          $1.00
                                                                 =====
 Institutional Shares..................................          $1.00
                                                                 =====


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Money Fund
Statement of Operations
Year Ended March 31, 2003


Investment Income:
  Interest income............................................. $40,953,824
                                                               -----------
Expenses:
  Investment advisory fees (Note 2)...........................   5,011,496
  Administration fees (Note 2)................................   3,963,754
  Shareholder servicing fees -- Shares (Note 2)...............     672,331
  Shareholder servicing fees -- Institutional Shares (Note 2).     589,496
  Legal and audit fees........................................     226,625
  Custodian fees..............................................     167,498
  Transfer agent fees.........................................     142,302
  Registration and filing fees................................      51,424
  Shareholder reports.........................................      46,181
  Directors' fees and expenses (Note 2).......................      42,525
  Miscellaneous expenses......................................     106,355
                                                               -----------
   Total Expenses.............................................  11,019,987
  Fees waived and reimbursed by:
   Investment adviser (Note 2)................................  (1,352,873)
   Administrators (Note 2)....................................    (930,144)
                                                               -----------
   Net Expenses...............................................   8,736,970
                                                               -----------
Net Investment Income.........................................  32,216,854
                                                               -----------
Realized Gain on Investments (Note 1):
 Net realized gain on security transactions...................         900
                                                               -----------
Net increase in net assets resulting from operations           $32,217,754
                                                               ===========

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Money Fund
Statements of Changes in Net Assets



Year Ended March 31, 2003
Net investment income.......................................... $   32,216,854
Net realized gain on security transactions.....................            900
                                                                --------------
Net increase in net assets resulting from operations...........     32,217,754
Distributions to shareholders:
  From net investment income
   Shares......................................................    (22,588,431)
   Institutional Shares........................................     (9,382,533)
                                                                --------------
    Total distributions........................................    (31,970,964)
                                                                --------------
Increase in net assets from fund share transactions (Note 4):
   Shares......................................................    (14,462,035)
   Institutional Shares........................................    238,227,587
                                                                --------------
    Total from fund share transactions.........................    223,765,552
                                                                --------------
Net increase in net assets.....................................    224,012,342
Net Assets:
  Beginning of year............................................  2,111,965,294
                                                                --------------
  End of year (1).............................................. $2,335,977,636
                                                                ==============
--------
(1) Including undistributed net investment income..............             --
                                                                ==============
Year Ended March 31, 2002
Net investment income.......................................... $   58,507,806
Net realized (loss) on security transactions...................        (11,454)
                                                                --------------
Net increase in net assets resulting from operations...........     58,496,352
Distributions to shareholders:
  From net investment income
   Shares......................................................    (50,148,834)
   Institutional Shares........................................     (8,607,316)
                                                                --------------
    Total distributions........................................    (58,756,150)
                                                                --------------
(Decrease) in net assets from fund share transactions (Note 4):
  Shares.......................................................    (88,710,220)
  Institutional Shares.........................................     27,234,357
                                                                --------------
    Total from fund share transactions.........................    (61,475,863)
                                                                --------------
Net (decrease) in net assets...................................    (61,735,661)
Net Assets:
  Beginning of year............................................  2,173,700,955
                                                                --------------
  End of year (2).............................................. $2,111,965,294
                                                                ==============
--------
(2)Including (distributions in excess of) net investment income $     (245,890)
                                                                ==============


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Money Fund
Financial Highlights -- Selected Per Share Data and Ratios
Institutional Shares



   Selected data for a share outstanding throughout each period are as follows:

                                                  Year Ended     Year Ended     Year Ended    Period Ended
                                                March 31, 2003 March 31, 2002 March 31, 2001 March 31, 2000*
                                                -------------- -------------- -------------- ---------------
  Net Asset Value, Beginning of Period.........   $    1.00      $    1.00      $    1.00       $    1.00

                                                  ---------      ---------      ---------       ---------
  Investment Operations:
   Net investment income.......................     0.01421        0.02919        0.06020         0.01688
   Net realized gain (loss) on investments.....    (0.00021)       0.00020             --              --

                                                  ---------      ---------      ---------       ---------
     Total from investment operations..........     0.01400        0.02939        0.06020         0.01688
  Distributions:
   From net investment income..................    (0.01400)      (0.02939)      (0.06020)       (0.01688)

                                                  ---------      ---------      ---------       ---------
  Net Asset Value, End of Period...............   $    1.00      $    1.00      $    1.00       $    1.00

                                                  =========      =========      =========       =========
  Total Return.................................        1.41%          2.98%          6.19%           1.70%(2)

                                                  =========      =========      =========       =========
  Ratios and Supplemental Data:
  Ratios to Average Net Assets.................
   Net Expenses................................        0.24%          0.25%          0.25%           0.25%(3)
   Gross Expenses (1)..........................        0.49%          0.54%          0.49%           0.49%(3)
   Net Investment Income.......................        1.41%          2.83%          6.09%           5.72%(3)
   Fee Waivers (Note 2)........................   $ 0.00252      $ 0.00288      $ 0.00240       $ 0.00071
  Net Assets at end of Period (000's omitted)..   $ 548,126      $ 309,829      $ 282,659       $ 272,997

  ------
  * Institutional Shares commenced operations December 16, 1999.
 (1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
 (2)Not annualized
 (3)Annualized


                      See Notes to Financial Statements.

                             EXCELSIOR FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

   Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Excelsior Fund currently offers shares in seventeen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund (the "Portfolio"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The Portfolio offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of Shares as well as the financial statements for the remaining portfolios of Excelsior Fund are presented separately.

   With regard to the Portfolio, it is Excelsior Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. The Portfolio has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolio will not vary.

   (a) Portfolio valuation:
   Securities are valued at amortized cost, which has been determined by the Portfolio's Board of Directors to represent the fair value of the Portfolio's investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

   (b) Security transactions and investment income:
   Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

   (c) Repurchase agreements:
   Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

   If the value of the underlying securities falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

   (d) Dividends and distributions to shareholders:
   Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

   (e) Expense Allocation:
   Expenses directly attributable to the Portfolio are charged to it and expenses directly attributable to a particular class of shares are charged to such class. Other expenses are allocated to the Portfolio based on average daily net assets.

2. Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

   United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolio. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Portfolio. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   U.S. Trust Company, SEI Investments Global Funds Services (formerly, SEI Investments Mutual Funds Services) and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolio, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Until further notice to the Portfolio, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of the Portfolio. For the year ended March 31, 2003, administration fees charged by U.S. Trust Company to the Portfolio, net of waivers, were $2,154,729.

   From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolio for a portion of other expenses. For the year ended March 31, 2003, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to maintain an annual expense ratio of not more than 0.50% for Shares of the Portfolio. With regard to Institutional Shares, for the year ended March 31, 2003, and until further notice, U.S. Trust has contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

   For the year ended March 31, 2003, pursuant to the above, U.S. Trust waived no investment advisory fees for the Portfolio.

   Excelsior Fund has also entered into shareholder servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolio. As a consideration for the administrative services provided by each service organization to its customers, the Portfolio will pay the service organization an shareholder servicing fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

   Shareholder servicing fees paid by the Portfolio to affiliates of U.S. Trust amounted to $1,352,873, for the year ended March 31, 2003. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each single class Portfolio in an amount equal to the shareholder servicing fees paid to subsidiaries of U.S. Trust Corporation. With regard to multi-class Portfolios, U.S. Trust receives shareholder servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides shareholder servicing. For the year ended March 31, 2003, U.S. Trust waived investment advisory and administration fees in an amount equal to the shareholder servicing fee of $1,352,873 for the Portfolio.

   Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund. Shares of the Portfolio are sold without a sales charge on a continuous basis by the Distributor.

   Boston Financial Data Services, Inc. ("BFDS") serves as transfer agent to the Portfolio.

   Each Independent Director of Excelsior Fund receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee.

3. Federal Taxes:

   It is the policy of the Funds that the Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, the Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses"). Post-October losses are deemed to arise on the first business day of the Portfolio's next taxable year.

   The tax character of dividends and distributions paid by the Portfolio during the years ended March 31, 2002 and March 31, 2003 were as follows:

                                Ordinary
                                 Income       Total
                          -    ----------- -----------
                          2002 $58,756,150 $58,756,150
                          2003  31,970,964  31,970,964

   As of March 31, 2003, the components of accumulated losses of the Portfolio on a tax basis were as follows:

                                             Other
                   Ordinary  Capital Loss  Temporary
                    Income   Carryforward  Difference    Total
                  ---------- ------------ -----------  --------
                  $2,158,220   $(27,148)  $(2,158,220) $(27,148)

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2003, the Portfolio had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                       Expiration Date March 31:
                          2004.................. $ 3,436
                          2005..................  12,049
                          2011..................  11,663
                                                 -------
                       Total.................... $27,148

                                                 =======

4. Capital Transactions:

   Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
30.875 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently classified for the Portfolio is 4 billion shares.

   Each share has a par value of $0.001 and represents an equal proportionate interest in the Portfolio with other shares of the Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to the Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. Since the Portfolio has sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                             Year Ended       Year Ended
                                              03/31/03         03/31/02
                                          ---------------  ---------------
     Sold:
        Shares........................... $ 5,589,273,181  $ 5,978,992,341
        Institutional Shares.............   3,536,340,479    1,985,283,879
     Issued as reinvestment of dividends:
        Shares...........................       1,812,339        5,102,207
        Institutional Shares.............       4,944,129        1,185,780
     Redeemed:
        Shares...........................  (5,605,547,555)  (6,072,804,768)
        Institutional Shares.............  (3,303,057,021)  (1,959,235,302)
                                          ---------------  ---------------
     Net Increase (Decrease)............. $   223,765,552  $   (61,475,863)
                                          ===============  ===============

5. Line of Credit:

   The Portfolio and other affiliated funds participate in a $50 million unsecured line of credit provided by JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus up to 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the year ended March 31, 2003, the Portfolio had no borrowings under the agreement.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Excelsior Funds, Inc.

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Fund (one of the portfolios constituting the Excelsior Funds, Inc.) (the "Fund") as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Fund at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                          [LOGO]
Boston, Massachusetts
May 16, 2003

  Directors/Trustees and Officers of the Excelsior Funds Complex (Unaudited)

   Information pertaining to the directors/trustees and officers of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (each a "Company" and collectively, the "Excelsior Funds Complex") is set forth below.
Directors/Trustees who are not deemed to be "interested persons" of the Excelsior Funds Complex as defined in the 1940 Act are referred to as "Independent Board Members." Directors/trustees who are deemed to be "interested persons" of the Excelsior Funds Complex are referred to as "Interested Board Members." Currently, the Excelsior Funds Complex does not have any Interested Board Members.

                                                                                        Number of
                                                                                      Portfolios in
                                                                                        Excelsior
                                    Term of                                               Funds
                                   Office and                                            Complex        Other
                     Position(s)   Length of                                           Overseen by  Directorships
  Name, Address,    Held with each    Time            Principal Occupation(s)             Board     Held by Board
      Age(1)           Company     Served(2)            During Past 5 Years             Member(3)     Member(4)
------------------- -------------- ---------- --------------------------------------- ------------- -------------
INDEPENDENT BOARD MEMBERS
Frederick S. Wonham  Director/     Since 1997 Retired; Chairman of the Board (since        31           None
 Age: 71             Trustee,                 1997) and President, Treasurer and
                     Chairman of              Director (since 1995) of Excelsior Fund
                     the Board                and Excelsior Tax-Exempt Fund;
                                              Chairman of the Boards (since 1997),
                                              President, Treasurer and Trustee (since
                                              1995) of Excelsior Funds Trust; Vice
                                              Chairman of U.S. Trust Corporation
                                              and U.S. Trust New York (from
                                              February 1990 until September 1995);
                                              and Chairman, U.S. Trust Company
                                              (from March 1993 to May 1997).

Rodman L. Drake      Director/     Since 1994 Director of Excelsior Fund and               31           None
 Age: 60             Trustee                  Excelsior Tax-Exempt Fund (since
                                              1996); Trustee of Excelsior Funds Trust
                                              (since 1994); Director, Parsons
                                              Brinkerhoff, Inc. (engineering firm)
                                              (since 1995); President, Continuation
                                              Investments Group, Inc. (since 1997);
                                              President, Mandrake Group
                                              (investment and consulting firm)
                                              (1994-1997); Chairman, MetroCashcard
                                              International Inc. (since 1999);
                                              Director, Hotelivision, Inc. (since
                                              1999); Director, Alliance Group
                                              Services, Inc. (since 1998); Director,
                                              Clean Fuels Technology Corp. (since
                                              1998); Director, Absolute Quality Inc.
                                              (since 2000); Director, Hyperion Total
                                              Return Fund, Inc. and three other
                                              funds for which Hyperion Capital
                                              Management, Inc. serves as investment
                                              adviser (since 1991); Director, The
                                              Latin America Smaller Companies
                                              Fund, Inc. (from 1993 to 1998).

        Directors/Trustees and Officers of the Excelsior Funds Complex
                            (Unaudited)(Continued)

                                                                                         Number of
                                                                                       Portfolios in
                                                                                         Excelsior
                                   Term of                                                 Funds
                                  Office and                                              Complex        Other
                    Position(s)   Length of                                             Overseen by  Directorships
  Name, Address,   Held with each    Time             Principal Occupation(s)              Board     Held by Board
      Age(1)          Company     Served(2)             During Past 5 Years              Member(3)     Member(4)
------------------ -------------- ---------- ----------------------------------------- ------------- -------------
Ralph E. Gomory(5)   Director/    September  Director of Excelsior Fund and                 31           None
  Age: 73            Trustee        2001-    Excelsior Tax-Exempt Fund and
                                   February  Trustee of Excelsior Funds Trust (since
                                     2003    September 2001); President, Alfred P.
                                             Sloan Foundation (since 1989);
                                             Director, Ashland, Inc. (refining,
                                             distribution, road construction) (since
                                             1989); Director, Lexmark International,
                                             Inc. (printer manufacturing) (since
                                             1991); Director, Washington Post
                                             Company (media) (since 1989);
                                             Director, Polaroid Company (cameras
                                             and film) (since 1993).
Mel Hall             Director/    Since 2000 Director of Excelsior Fund and                 31           None
 Age: 58             Trustee                 Excelsior Tax-Exempt Fund (since July
                                             2000); Trustee of Excelsior Funds Trust
                                             (since July 2000); Chief Executive
                                             Officer, Comprehensive Health
                                             Services, Inc. (health care management
                                             and administration).
Roger M. Lynch       Director/    Since 2001 Retired; Director of Excelsior Fund and        31           None
 Age: 62             Trustee                 Excelsior Tax-Exempt Fund and
                                             Trustee of Excelsior Funds Trust (since
                                             September 2001); Chairman of the
                                             Board of Trustees of Fairfield University
                                             (since 1996); Director, SLD
                                             Commodities, Inc. (importer of nuts)
                                             (since 1991); President, Corporate
                                             Asset Funding Co., Inc. (asset
                                             securitization) (from 1987 to 1999);
                                             General Partner (from 1980 to 1986)
                                             and Limited Partner (from 1986 to
                                             1999), Goldman Sachs & Co.;
                                             Chairman, Goldman Sachs Money
                                             Markets, Inc. (from 1982 to 1986).
Jonathan Piel        Director/    Since 1994 Director, Excelsior Funds, Inc. and            31           None
 Age: 64             Trustee                 Excelsior Tax-Exempt Funds, Inc. (since
                                             1996); Trustee, Excelsior Funds Trust
                                             (since 1994); Director, Group for the
                                             South Fork, Bridgehampton, NY (since
                                             1993); and Master of Professional
                                             Studies, Interactive Telecommunication
                                             Program, Tisch School of the Arts, New
                                             York University. Retired in 1994 as The
                                             Editor, Scientific American and Vice
                                             President, Scientific American, Inc.

  Directors/Trustees and Officers of the Excelsior Funds Complex (Unaudited)
                                  (Continued)

                                                                                           Number of
                                                                                         Portfolios in
                                                                                           Excelsior
                                       Term of                                               Funds
                                      Office and                                            Complex        Other
                       Position(s)    Length of                                           Overseen by  Directorships
   Name, Address,     Held with each     Time            Principal Occupation(s)             Board     Held by Board
       Age(1)            Company      Served(2)            During Past 5 Years             Member(3)     Member(4)
--------------------- --------------- ---------- --------------------------------------- ------------- -------------
OFFICERS
James L. Bailey       President         Since    Executive Vice President of U.S. Trust       N/A           N/A
 114 West 47th Street                  May 2003  Corporation and U.S. Trust New York
 New York, NY 10036                              (since January 2003); President,
 Age: 57                                         Excelsior Fund, Excelsior Tax-Exempt
                                                 Fund and Excelsior Funds Trust (since
                                                 May 2003); Consultant in the financial
                                                 services industry (from August 2000 to
                                                 January 2003); Executive Vice President
                                                 of Citicorp (1992 to August 2000).
Brian Schmidt         Vice President, Since 2001 Senior Vice President, U.S. Trust            N/A           N/A
 225 High Ridge Road  Chief Financial            Company (since 1998); Vice President,
 Stamford, CT 06905   Officer and                U.S. Trust Company (from 1996-1998);
 Age: 44              Treasurer                  Vice President, Chief Financial Officer
                                                 and Treasurer, Excelsior Fund,
                                                 Excelsior Tax-Exempt Fund and
                                                 Excelsior Funds Trust (since February
                                                 2001); Chief Financial Officer,
                                                 Excelsior Venture Investors III, LLC
                                                 and Excelsior Venture Partners III,
                                                 LLC (since 2001); Chief Financial
                                                 Officer, Excelsior Private Equity Fund
                                                 II, Inc. (since 1997) and UST Private
                                                 Equity Fund, Inc. (since 1995).
Frank Bruno           Vice President  Since 2001 Vice President, U.S. Trust Company           N/A           N/A
 225 High Ridge Road  and Assistant              (since 1994); Vice President and
 Stamford, CT 06905   Treasurer                  Assistant Treasurer, Excelsior Fund,
 Age: 43                                         Excelsior Tax-Exempt Fund and
                                                 Excelsior Funds Trust (since February
                                                 2001); Treasurer, Excelsior Venture
                                                 Investors III, LLC and Excelsior
                                                 Venture Partners III, LLC (since 2001),
                                                 Excelsior Private Equity Fund II, Inc.
                                                 (since 1997) and UST Private Equity
                                                 Fund, Inc. (since 1995).
Joseph Leung          Vice President    Since    Vice President, U.S. Trust Company           N/A           N/A
 225 High Ridge Road  and Assistant    May 2003  (since March 2003); Vice President and
 Stamford, CT 06905   Treasurer                  Assistant Treasurer, Excelsior Fund,
 Age: 37                                         Excelsior Tax-Exempt Fund and
                                                 Excelsior Funds Trust (since May 2003);
                                                 Vice President of Merrill Lynch & Co.
                                                 (from 2000 to 2002); Treasurer, Vice
                                                 President and Chief Accounting Officer
                                                 of Midas Funds, Bexil Fund, Tuxis Fund,
                                                 Global Income Fund and Winmill & Co.
                                                 Incorporated (from 1995 to 2000).

  Directors/Trustees and Officers of the Excelsior Funds Complex (Unaudited)
                                  (Continued)

                                                                                             Number of
                                                                                           Portfolios in
                                                                                             Excelsior
                                         Term of                                               Funds
                                        Office and                                            Complex        Other
                          Position(s)   Length of                                           Overseen by  Directorships
     Name, Address,      Held with each    Time            Principal Occupation(s)             Board     Held by Board
         Age(1)             Company     Served(2)            During Past 5 Years             Member(3)     Member(4)
------------------------ -------------- ---------- --------------------------------------- ------------- -------------

Alison Baur                Secretary      Since    Vice President, Charles Schwab & Co.,        N/A           N/A
 101 Montgomery Street                   May 2003  Inc. (since 1999); Secretary, Excelsior
 San Francisco, CA 94104                           Fund, Excelsior Tax-Exempt Fund and
 Age: 39                                           Excelsior Funds Trust (since May
                                                   2003); Associate General Counsel,
                                                   Grantham, Mayo, Van Otterloo & Co.
                                                   LLC (1997-1999).

Lee Wilcox                 Assistant    Since June Employed by SEI Investments since            N/A           N/A
 530 E. Swedesford Road    Treasurer       2002    June 2002. Director of Fund
 Wayne, PA 19087                                   Accounting, SEI Investments since
 Age: 44                                           June 2002. Senior Operations Manager
                                                   of Deutsche Bank Global Fund Services
                                                   (2000-2002), PricewaterhouseCoopers
                                                   LLP (1995-2000), United States Army
                                                   (1982-1992).

Timothy D. Barto           Assistant    Since 2001 Employed by SEI Investments since            N/A           N/A
 One Freedom               Treasurer               October 1999. Vice President and
 Valley Drive                                      Assistant Secretary of SEI Investments
 Oaks, PA 19456                                    since December 1999. Associate at
 Age: 35                                           Dechert, Price & Rhoads (1997-1999).
                                                   Associate at Richter, Miller & Finn
                                                   (1993-1997).

-------------
(1)Each director/trustee may be contacted by writing to Excelsior Funds, One Freedom Valley Drive, Oaks, PA 19456.
(2)Each director/trustee shall hold office until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed. The president, treasurer and secretary of each Company shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns is removed, or becomes disqualified in accordance with each Company's by-laws.
(3)The Excelsior Funds Complex consists of all registered investment companies (Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust) for which U.S. Trust serves as investment adviser. As of March 31, 2003, the Excelsior Funds Complex consisted of 31 Funds.
(4)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(5)During February 2003, Mr. Gomory retired from the Board of Directors/Trustees of the Excelsior Funds Complex.

For more information regarding the Directors/Trustees and Officers, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-446-1012.

                                                                 AR-INSTMM-0303